UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):        [ ] is a restatement.
                                        [ ] adds a new holdings entries.
Institutional Investment Manager Filing this report:
Name:                         Concordia Advisors (Bermuda) Ltd
Address:                      3rd Floor, 12 Bermudiana Road
                              Hamilton
                              Bermuda, HM11
13F File Number:              028-11110

The institutional investment manager filing this report and the person by whom is signed hereby represent that the person signing the report is authorised to it, that all information contained herein is true, correct and complete and it is understood that all required items, statements, schedules, lists and are considered integral parts of this

Person signing this report on behalf of reporting manager:

Name:                         Glen Griffin
Title:                        Chief Financial Officer
Phone:                        1 441 292 1962
Signature                 Place                               Date of Signing


Report Type (check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                2
Form 13F Information Table Entry Total:           22
Form 13F Information Table Value Total:           $93,055,468.36

List of other included managers

Code 13F File Number     Name

LLP                      Concordia Advisors LLP
LLC                      Concordia Advisors LLC
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
        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTERNATIVE ASSET MGMT ACQU    COM              02149U101 5503.284   563284 SH       OTHER   LLP                 0   563284        0
ALYST ACQUISTION CORP          COM              02263A105 3731.851   666402 SH       OTHER   LLP                 0   666402        0
CARNIVAL CORP                  PAIRED CTF       143658300 11702.15   454100 SH       OTHER   LLP                 0   454100        0
CHINA HLDGS ACQUISITION CORP   COM              16942N106  6117.73   640600 SH       OTHER   LLP                 0   640600        0
CHIPOTLE MEXICAN GRILL INC     CL B             169656204 6692.232    95891 SH       OTHER   LLP                 0    95891        0
DISCOVERY LABORATORIES INC N   COM              254668106 49.74368    46928 SH       OTHER   LLC                 0    46928        0
DISCOVERY LABORATORIES INC N   COM              254668106    81.54   500000 SH       OTHER   LLC                 0   500000        0
GHL ACQUISITION CORP           COM              36172H108     4900   500000 SH       OTHER   LLP                 0   500000        0
GEOEYE INC                     COM              37250W108 141.1715     5992 SH       OTHER   LLC                 0     5992        0
INTERPUBLIC GROUP COS INC      NOTE 4.500% 3/1  460690AT7 7223.982  8438000 SH       OTHER   LLC                 0  8438000        0
LENNAR CORP                    CL B             526057302 1748.304   230040 SH       OTHER   LLP                 0   230040        0
LIBERTY GLOBAL INC             COM SER A        530555101 13633.62   858000 SH       OTHER   LLP                 0   858000        0
LOEWS CORP                     COM              540424108    11782   430000 SH       OTHER   LLP                 0   430000        0
MIRANT CORP NEW                W EXP 01/03/201  60467R118    131.4    90000 SH       OTHER   LLC                 0    90000        0
MIRANT CORP NEW                W EXP 01/03/201  60467R126  200.716   111200 SH       OTHER   LLC                 0   111200        0
RAYTHEON CO                    W EXP 06/16/201  755111119   1214.2   130000 SH       OTHER   LLC                 0   130000        0
SPDR SERIES TRUST              PUT              78464A956  12.5725      107 SH  PUT  OTHER   LLC                 0      107        0
SANTA MONICA MEDIA CORP        COM              802501106     3990   500000 SH       OTHER   LLP                 0   500000        0
TRIAN ACQUISITION I CORP       COM              89582E108  13876.5  1450000 SH       OTHER   LLP                 0  1450000        0
TRIAN ACQUISITION I CORP       W EXP 01/23/201  89582E116 322.4621  1401400 SH       OTHER   LLP                 0  1401400        0
SEAGATE TECHNOLOGY SHS                          G7945J104        0    15000 SH       OTHER   LLC                 0    15000        0
SEAGATE TECHNOLOGY SHS                          G7945J104        0    10000 SH       OTHER   LLP                 0    10000        0